Consolidated statement of equity - CAD ($) $ in Millions	Total	Equity Attributable to Controlling Interests	Common shares	Preferred Shares (Note 25)	Additional Paid-In Capital	Retained Earnings (Accumulated Deficit)	AOCI Attributable to Parent	Equity Attributable to Non-Controlling Interests
Balance at beginning of year at Dec. 31, 2021			$ 26,716	$ 3,487	$ 729	$ 3,773	$ (1,434)	$ 125
Shares issued:
Dividend reinvestment and share purchase plan			342
Exercise of stock options			183
Under public offering, net of issue costs			1,754
Issuance of stock options, net of exercises					(7)
Net income (loss) attributable to controlling interests	$ 748					748
Common share dividends						(3,595)
Preferred share dividends						(95)
Redemption of shares				(988)		(12)
Other comprehensive income (loss) attributable to controlling interests	2,397						2,389
Net income (loss) attributable to non-controlling interests (Note 23)	(37)							37
Other comprehensive income (loss) attributable to non-controlling interests								8
Distributions declared to non-controlling interests								(44)
Balance at end of year at Dec. 31, 2022	34,116	$ 33,990	28,995	2,499	722	819	955	126
Shares issued:
Dividend reinvestment and share purchase plan			1,003
Exercise of stock options			4
Issuance of stock options, net of exercises					9
Disposition of equity interest, net of transaction costs (Note 30)					(3,537)			9,451
Reclassification of additional paid-in capital deficit to accumulated deficit					2,806	(2,806)
Net income (loss) attributable to controlling interests	2,922					2,922
Common share dividends						(3,839)
Preferred share dividends						(93)
Other comprehensive income (loss) attributable to controlling interests	(1,272)						(379)
Impact of non-controlling interest (Note 30)							(527)
Non-controlling interests on acquisition of Texas Wind Farms (Note 30)								222
Net income (loss) attributable to non-controlling interests (Note 23)	(146)							146
Other comprehensive income (loss) attributable to non-controlling interests								(366)
Distributions declared to non-controlling interests								(124)
Balance at end of year at Dec. 31, 2023	39,008	29,553	30,002	2,499		(2,997)	49	9,455
Shares issued:
Exercise of stock options			99
Issuance of stock options, net of exercises					(5)
Disposition of equity interest, net of transaction costs (Note 30)					(41)			461
Reclassification of additional paid-in capital deficit to accumulated deficit					46	(46)
Net income (loss) attributable to controlling interests	4,698					4,698
Common share dividends						(3,842)
Preferred share dividends						(104)
Spinoff of Liquids Pipelines business (Note 4)						(2,950)	(741)
Other comprehensive income (loss) attributable to controlling interests	1,828						946
Impact of non-controlling interest (Note 30)							(21)
Net income (loss) attributable to non-controlling interests (Note 23)	(681)							681
Other comprehensive income (loss) attributable to non-controlling interests								903
Contributions from non-controlling interests								21
Distributions declared to non-controlling interests								(753)
Balance at end of year at Dec. 31, 2024	$ 38,360	$ 27,592	$ 30,101	$ 2,499	$ 0	$ (5,241)	$ 233	$ 10,768